Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment in preferred securities		$ 1,450,000
Liabilities
Deferred consideration	$ 3,000,000	3,000,000	3,338,343
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents		6,779,040	2,324,647
Forward purchase agreement			4,584,221
Investment in preferred securities
Liabilities
Deferred consideration		3,000,000	3,016,343
Public warrants		10,896	246,445
Private placement warrants
PIPE warrants
Abaca warrants
Loans
Senior secured promissory note
Third anniversary payment consideration
Forward purchase derivative
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents
Forward purchase agreement
Investment in preferred securities
Liabilities
Deferred consideration
Public warrants
Private placement warrants
PIPE warrants
Abaca warrants
Loans
Senior secured promissory note
Third anniversary payment consideration
Forward purchase derivative
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents
Forward purchase agreement
Investment in preferred securities		1,450,000
Liabilities
Deferred consideration
Public warrants
Private placement warrants		14	9,632
PIPE warrants		280	79,512
Abaca warrants		28,430	1,024,900
Loans			359,505
Senior secured promissory note			10,221,652
Third anniversary payment consideration			322,000
Forward purchase derivative			7,309,580
Reported Value Measurement [Member]
Assets
Cash and cash equivalents		6,779,040	2,324,647
Forward purchase agreement			4,584,221
Investment in preferred securities		1,450,000
Liabilities
Deferred consideration		3,000,000	3,016,343
Public warrants		10,896	246,445
Private placement warrants		14	9,632
PIPE warrants		280	79,512
Abaca warrants		28,430	1,024,900
Loans			360,552
Senior secured promissory note			11,004,173
Third anniversary payment consideration			322,000
Forward purchase derivative			7,309,580
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents		6,779,040	2,324,647
Forward purchase agreement			4,584,221
Investment in preferred securities		1,450,000
Liabilities
Deferred consideration		3,000,000	3,016,343
Public warrants		10,896	246,445
Private placement warrants		14	9,632
PIPE warrants		280	79,512
Abaca warrants		$ 28,430	1,024,900
Loans			359,505
Senior secured promissory note			10,221,652
Third anniversary payment consideration			322,000
Forward purchase derivative			$ 7,309,580